Commitments and Contingencies - Summary of Major Commitments with Local Financial Institutions (Detail) - Dec. 31, 2024 € in Thousands, $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	EUR (€)
Disclosure of detailed information about borrowings [line items]
Limit	₩ 3,415,030	$ 2,185,037	€ 6,900
Used amount	542,118	2,185,037	6,900
Bank overdraft [member] | Kookmin Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	374,000
Used amount	0
Inter-Korean Cooperation Fund [member] | Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	37,700
Used amount	987
Economic Cooperation Business Insurance [member] | Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	3,240
Used amount	1,732
Collateralised loans on electronic receivable-trade [member] | Kookmin Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	541,650
Used amount	37,277
Plus electronic notes payable [member] | Industrial Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	50,000
Used amount	3,058
Working capital loan [member] | Korea Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	1,584,440
Used amount	303,140
Working capital loan [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Limit | $		65,037
Used amount | $		65,037
Working capital loan [member] | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
Limit | €			6,900
Used amount | €			€ 6,900
Facility loans [member] | Shinhan Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	824,000
Used amount	₩ 195,924
Derivatives transaction limit [member] | Korea Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit | $		2,120,000
Used amount | $		$ 2,120,000